Income Tax (Details) - Schedule of Other Comprehensive Income or Equity (Parentheticals)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Schedule of Income Statement Being Other Comprehensive Income or Equity [Abstract]
Income tax rate	25.17%	25.17%